UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06475

Strategic Global Income Fund, Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

Item 1. Schedule of Investments

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2010 (unaudited)

	Face
Security description	amount		Value

Bonds — 95.84%
Corporate bonds — 25.34%
Australia — 0.09%
Rio Tinto Finance USA Ltd.,
9.000%, due 05/01/19		$150,000	$204,974

Canada — 0.03%
Teck Resources Ltd.,
10.750%, due 05/15/19		50,000	62,125

China — 0.11%
Lumena Resources Corp.,
12.000%, due 10/27/14(1)		275,000	250,635

France — 1.30%
Compagnie de Financement Foncier,
4.000%, due 07/21/11	EUR	2,110,000	2,738,657
France Telecom SA,
4.375%, due 07/08/14		$105,000	116,072

Total France corporate bonds			2,854,729

Germany — 1.57%
E.ON International Finance BV,
5.125%, due 10/02/12	EUR	450,000	609,504
Hypothekenbank in Essen AG,
3.750%, due 09/28/12		2,140,000	2,843,532

Total Germany corporate bonds			3,453,036

Ireland — 0.27%
GE Capital European Funding,
4.875%, due 03/06/13		445,000	600,760

Italy — 0.03%
Wind Acquisition Finance SA,
11.750%, due 07/15/17(1)		50,000	55,000

Malaysia — 3.44%
Johor Corp.,
1.000%, due 07/31/12(4)	MYR	20,240,000	7,546,102

Mexico — 0.17%
America Movil SAB de CV,
5.000%, due 03/30/20(1)		$350,000	381,413

Netherlands — 0.69%
ING Groep NV,
5.775%, due 12/08/15(2),(3)		$50,000	41,125
Rabobank Nederland NV,
4.125%, due 04/04/12	EUR	1,110,000	1,471,131

Total Netherlands corporate bonds			1,512,256

Qatar — 0.15%
Qtel International Finance Ltd.,
7.875%, due 06/10/19(1)		$265,000	325,752

United Arab Emirates — 2.05%
Abu Dhabi National Energy Co.,
6.500%, due 10/27/36(1)		4,000,000	4,140,000
6.500%, due 10/27/36(5)		350,000	362,250

Total United Arab Emirates corporate bonds			4,502,250

United Kingdom — 1.08%
BP Capital Markets PLC,
3.875%, due 03/10/15		480,000	475,474
British Telecommunications PLC,
8.625%, due 12/15/30		210,000	288,164
Lloyds TSB Bank PLC,
5.800%, due 01/13/20(1)		110,000	113,363
Royal Bank of Scotland Group PLC,
5.625%, due 08/24/20		400,000	410,620
Vodafone Group PLC,
3.625%, due 11/29/12	EUR	500,000	659,103
4.150%, due 06/10/14		$400,000	429,694

Total United Kingdom corporate bonds			2,376,418

United States — 14.36%
AK Steel Corp.,
7.625%, due 05/15/20		100,000	100,750
Allison Transmission, Inc.,
11.000%, due 11/01/15(1)		100,000	107,500
Ally Financial, Inc.,
6.875%, due 09/15/11		107,000	108,872
8.000%, due 11/01/31		100,000	98,500
8.300%, due 02/12/15(1)		170,000	176,800
Altria Group, Inc.,
9.950%, due 11/10/38		390,000	556,134
American International Group, Inc.,
8.175%, due 05/15/58(2)		40,000	34,300
Anadarko Petroleum Corp.,
5.950%, due 09/15/16		235,000	232,743
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14(1)		250,000	270,313
ARAMARK Corp.,
8.500%, due 02/01/15		125,000	128,906
Arch Coal, Inc.,
7.250%, due 10/01/20		100,000	101,500
AT&T, Inc.,
6.500%, due 09/01/37		250,000	292,211
Atlas Pipeline Partners LP,
8.750%, due 06/15/18		175,000	172,813
Bank of America Corp.,
5.625%, due 07/01/20		600,000	618,132
7.625%, due 06/01/19		220,000	257,501
8.000%, due 01/30/18(2),(3)		75,000	76,508
Berry Plastics Corp.,
9.500%, due 05/15/18(1)		25,000	23,000
Boeing Co.,
4.875%, due 02/15/20		200,000	228,005
Browning-Ferris Industries, Inc.,
7.400%, due 09/15/35		155,000	191,465
Calpine Corp.,
7.875%, due 07/31/20(1)		75,000	75,187
Capital One Bank USA N.A.,
8.800%, due 07/15/19		255,000	322,978
Case New Holland, Inc.,
7.875%, due 12/01/17(1)		125,000	131,562
Caterpillar Financial Services Corp.,
6.125%, due 02/17/14		300,000	344,751
Chesapeake Energy Corp.,
9.500%, due 02/15/15		125,000	140,625
CIT Group, Inc.,
7.000%, due 05/01/17		150,000	141,047
Clearwire Communications LLC,
12.000%, due 12/01/15(1)		200,000	200,000
Comcast Corp.,
6.300%, due 11/15/17		500,000	589,820
Cricket Communications, Inc.,
9.375%, due 11/01/14		125,000	126,563
Crosstex Energy,
8.875%, due 02/15/18		180,000	185,850
CSX Corp.,
6.220%, due 04/30/40		100,000	117,704
Delta Air Lines, Inc.,
12.250%, due 03/15/15(1)		100,000	109,875
Developers Diversified Realty Corp.,
9.625%, due 03/15/16		75,000	82,832
DIRECTV Holdings LLC,
6.000%, due 08/15/40		225,000	236,807
7.625%, due 05/15/16		650,000	716,625
DISH DBS Corp.,
7.875%, due 09/01/19		100,000	104,250

DuPont Fabros Technology LP,
8.500%, due 12/15/17	125,000	132,188
Dynegy Holdings, Inc.,
7.625%, due 10/15/26	750,000	412,500
8.375%, due 05/01/16	50,000	37,375
Entravision Communications Corp.,
8.750%, due 08/01/17(1)	75,000	75,000
ERAC USA Finance Co.,
7.000%, due 10/15/37(1)	200,000	234,963
Ferrellgas Partners-LP,
9.125%, due 10/01/17	150,000	160,500
FireKeepers Development Authority,
13.875%, due 05/01/15(1)	100,000	116,000
FirstEnergy Solutions Corp.,
4.800%, due 02/15/15	200,000	213,248
Ford Motor Co.,
6.625%, due 10/01/28	50,000	45,000
7.450%, due 07/16/31	100,000	97,500
Ford Motor Credit Co. LLC,
12.000%, due 05/15/15	100,000	118,182
Fortune Brands, Inc.,
5.375%, due 01/15/16	875,000	953,603
Freedom Group, Inc.,
10.250%, due 08/01/15(1)	250,000	260,625
Freescale Semiconductor, Inc.,
9.125%, due 12/15/14(6)	75,000	69,562
10.125%, due 12/15/16	20,000	16,400
Frontier Communications Corp.,
9.000%, due 08/15/31	310,000	315,425
General Electric Capital Corp.,
5.875%, due 01/14/38	2,000,000	2,056,490
Georgia-Pacific LLC,
8.875%, due 05/15/31	100,000	111,000
Goldman Sachs Group, Inc.,
5.375%, due 03/15/20	325,000	335,427
6.150%, due 04/01/18	250,000	273,038
Goodyear Tire & Rubber Co.,
10.500%, due 05/15/16	225,000	249,750
Graphic Packaging International, Inc.,
9.500%, due 06/15/17	50,000	53,250
GXS Worldwide, Inc.,
9.750%, due 06/15/15(1)	200,000	192,000
Hartford Financial Services Group, Inc.,
8.125%, due 06/15/38(2)	100,000	97,000
HCA, Inc.,
9.625%, due 11/15/16(6)	200,000	214,750
HSBC Finance Corp.,
6.750%, due 05/15/11	2,000,000	2,077,802
ING Capital Funding Trust III,
8.439%, due 12/31/10(2),(3)	75,000	71,250
Interface, Inc., Series B,
11.375%, due 11/01/13	15,000	16,950
Iron Mountain, Inc.,
8.375%, due 08/15/21	325,000	345,312
JP Morgan Chase Capital XXII, Series V,
6.450%, due 02/02/37	515,000	506,302
JPMorgan Chase & Co.,
4.400%, due 07/22/20	475,000	481,491
Liberty Mutual Group, Inc.,
10.750%, due 06/15/58(1),(2)	35,000	38,938
Life Technologies Corp.,
6.000%, due 03/01/20	120,000	136,971
Limited Brands, Inc.,
7.600%, due 07/15/37	25,000	23,813
Lincoln National Corp.,
7.000%, due 05/17/66(2)	60,000	54,600
Lyondell Chemical Co.,
11.000%, due 05/01/18	100,000	108,625
Marina District Finance Co., Inc.,
9.875%, due 08/15/18(1)	5,000	4,988
McJunkin Red Man Corp.,
9.500%, due 12/15/16(1)	100,000	88,250
MetLife, Inc.,
6.400%, due 12/15/36	425,000	386,750
Michael Foods, Inc.,
9.750%, due 07/15/18(1)	100,000	105,000
Morgan Stanley,
5.500%, due 01/26/20	375,000	379,742
6.625%, due 04/01/18	250,000	274,729
Multiplan, Inc.,
9.875%, due 09/01/18(1)	75,000	75,375
Nationwide Mutual Insurance Co.,
8.250%, due 12/01/31(1)	300,000	325,686

News America, Inc.,
6.200%, due 12/15/34	200,000	218,902
Nexstar Broadcasting, Inc.,
8.875%, due 04/15/17(1)	50,000	50,812
Nextel Communications, Inc., Series D,
7.375%, due 08/01/15	100,000	99,000
Nisource Finance Corp.,
10.750%, due 03/15/16	205,000	268,601
Northrop Grumman Systems Corp.,
7.875%, due 03/01/26	70,000	97,373
ONEOK Partners LP,
8.625%, due 03/01/19	250,000	321,542
Owens Corning, Inc.,
6.500%, due 12/01/16	400,000	428,408
PAETEC Holding Corp.,
8.875%, due 06/30/17	100,000	103,500
Peabody Energy Corp.,
6.500%, due 09/15/20	50,000	52,563
Pinnacle Foods Finance LLC,
10.625%, due 04/01/17	30,000	31,313
PLY Gem Industries, Inc.,
11.750%, due 06/15/13	100,000	103,000
ProLogis, REIT,
5.625%, due 11/15/15	300,000	295,303
Prospect Medical Holdings, Inc.,
12.750%, due 07/15/14	50,000	53,062
QEP Resources, Inc.,
6.875%, due 03/01/21	100,000	104,250
Qwest Corp.,
7.625%, due 06/15/15	370,000	415,325
Republic Services, Inc.,
6.200%, due 03/01/40	325,000	374,562
Reynolds American, Inc.,
7.625%, due 06/01/16	195,000	228,804
Royal Caribbean Cruises Ltd.,
6.875%, due 12/01/13	750,000	764,062
7.500%, due 10/15/27	125,000	110,000
Sally Holdings LLC,
10.500%, due 11/15/16	50,000	54,250
SC Johnson & Son, Inc.,
4.800%, due 09/01/40(1)	400,000	394,749
Sempra Energy,
8.900%, due 11/15/13	300,000	360,143
9.800%, due 02/15/19	225,000	316,219
Sinclair Television Group, Inc.,
9.250%, due 11/01/17(1)	50,000	51,500
SLM Corp.,
8.000%, due 03/25/20	200,000	175,000
Sprint Capital Corp.,
8.750%, due 03/15/32	150,000	144,562
SquareTwo Financial Corp.,
11.625%, due 04/01/17(1)	200,000	176,500
SunGard Data Systems, Inc.,
10.250%, due 08/15/15	100,000	105,000
SunTrust Bank,
7.250%, due 03/15/18	300,000	339,740
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	325,000	357,663
Tenet Healthcare Corp.,
8.000%, due 08/01/20(1)	5,000	4,850
Tenneco, Inc.,
7.750%, due 08/15/18(1)	5,000	5,100
Terremark Worldwide, Inc.,
12.000%, due 06/15/17	400,000	452,000
Tesoro Corp.,
9.750%, due 06/01/19	40,000	43,100
Time Warner Cable, Inc.,
6.550%, due 05/01/37	80,000	91,241
6.750%, due 07/01/18	350,000	417,777
Toys R Us Property Co. LLC,
8.500%, due 12/01/17(1)	200,000	208,000
Univision Communications, Inc.,
12.000%, due 07/01/14(1)	75,000	81,281
Valero Energy Corp.,
6.125%, due 02/01/20	195,000	212,748
Verizon Communications, Inc.,
6.900%, due 04/15/38	585,000	723,371
Verizon Wireless Capital LLC,
8.500%, due 11/15/18	575,000	775,469
Verso Paper, Inc.,
Series B, 11.375%, due 08/01/16	75,000	60,000
11.500%, due 07/01/14	50,000	52,750
Wachovia Capital Trust III,
5.800%, due 03/15/11(2),(3)	400,000	339,000
Wal-Mart Stores, Inc.,
3.625%, due 07/08/20	800,000	833,330
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(1),(2),(3),(4),(7),(8)	1,000,000	57,500

Weyerhaeuser Co.,
7.375%, due 03/15/32		125,000	126,885
Windstream Corp.,
8.625%, due 08/01/16		100,000	103,250
WMG Acquisition Corp.,
9.500%, due 06/15/16		250,000	261,250
XL Group PLC, Series E,
6.500%, due 04/15/17(2),(3)		100,000	75,380
Yonkers Racing Corp.,
11.375%, due 07/15/16(1)		225,000	241,875

Total United States corporate bonds			31,507,644

Total corporate bonds
(cost $51,800,076)			55,633,094

Asset-backed securities — 3.27%
United Kingdom — 2.33%
Chester Asset Receivables Dealings,
Series 2004-C1, Class C,
1.685%, due 09/15/13(2),(5)	EUR	2,610,000	3,224,107
Chester Asset Receivables Dealings No. 12 PLC,
Series C,
2.184%, due 01/18/11(2)	GBP	1,250,000	1,887,618

Total United Kingdom asset-backed securities			5,111,725

United States — 0.94%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.464%, due 08/25/35(2)		$119,651	114,252
Bear Stearns Asset Backed Securities Trust,
Series 2006-SD2, Class A2,
0.464%, due 06/25/36(2)		772,122	752,022
Countrywide Asset-Backed Certificates,
Series 2006-20, Class 2A1,
0.314%, due 04/25/47(2)		10,771	10,758
Series 2005-7, Class 3AV3,
0.674%, due 11/25/35(2)		17,391	17,370
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class C,
5.540%, due 04/15/15		450,000	465,575
Nomura Asset Acceptance Corp.,
Series 2006-S4, Class A1,
0.434%, due 08/25/36(2),(4)		468,908	115,118
Park Place Securities, Inc.,
Series 2005-WCW2, Class A2C,
0.524%, due 07/25/35(2)		126,163	125,316
Popular ABS Mortgage Pass-Through Trust,
Series 2006-D, Class A1,
0.324%, due 11/25/46(2)		5,542	5,533
Series 2006-E, Class A1,
0.354%, due 01/25/37(2)		20,501	20,403
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AV1,
0.334%, due 01/25/37(2)		110,591	108,676
Residential Asset Securities Corp.,
Series 2005-KS11, Class AI3,
0.464%, due 12/25/35(2)		46,334	45,330
Soundview Home Equity Loan Trust,
Series 2006-OPT3, Class 2A2,
0.374%, due 06/25/36(2)		8,378	8,318
Series 2005-OPT1, Class 2A4,
0.564%, due 06/25/35(2)		305,986	283,258

Total United States asset-backed securities			2,071,929

Total asset-backed securities
(cost $7,334,806)			7,183,654

Collateralized debt obligations — 13.84%
Cayman Islands — 11.76%
Apidos CDO,
Series 2007-CA, Class A2B,
0.696%, due 05/14/20(1),(2),(4),(7)		2,000,000	1,460,000
Atrium CDO Corp.,
Series 5A, Class A2B,
0.665%, due 07/20/20(1),(2),(4),(7)		2,000,000	1,525,000
BlueMountain CLO Ltd.,
Series 2005-1A, Class A2,
0.746%, due 11/15/17(1),(2),(4),(7)		2,000,000	1,684,800

Carlyle High Yield Partners,
Series 2006-8A, Class B,
0.719%, due 05/21/21(1),(2),(4),(7)		2,500,000	1,913,000
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1LB,
0.751%, due 05/10/21(1),(2),(4),(7)		2,500,000	1,856,500
Foxe Basin CLO Ltd.,
Series 2003-1A, Class A2,
1.437%, due 12/15/15(1),(2),(4),(7)		1,000,000	905,000
Gannett Peak CLO Ltd.,
Series 2006-1A, Class A2,
0.853%, due 10/27/20(1),(2),(4),(7)		2,000,000	1,490,000
Gulf Stream Compass CLO Ltd.,
Series 2007-1A, Class C,
2.488%, due 10/28/19(1),(2),(4),(7)		1,400,000	878,500
Halcyon Loan Investors CLO Ltd.,
Series 2007-2A, Class A1J,
0.818%, due 04/24/21(1),(2),(4),(7)		2,000,000	1,470,400
ING Investment Management,
Series 2006-3A, Class A2B,
0.866%, due 12/13/20(1),(2),(4),(7)		2,000,000	1,590,000
Limerock CLO,
Series 2007-1A, Class A4,
0.848%, due 04/24/23(1),(2),(4),(7)		2,000,000	1,280,000
Mountain View Funding CLO,
Series 2007-3A, Class A2,
0.866%, due 04/16/21(1),(2),(4),(7)		2,500,000	1,912,500
Series 2006-2A, Class B,
0.928%, due 01/12/21(1),(2),(4),(7)		3,000,000	2,190,000
Rockwall CDO Ltd.,
Series 2007-1A, Class A1LB,
1.016%, due 08/01/24(1),(2),(4),(7)		4,000,000	2,000,000
Sargas CLO Ltd.,
Series 2006-1A, Class A2,
0.771%, due 10/20/18(1),(2),(4),(7)		1,714,205	1,598,496
Trimaran CLO Ltd.,
Series 2007-1A, Class A2L,
0.907%, due 06/15/21(1),(2),(4),(7)		2,000,000	1,468,000
Wind River CLO Ltd.,
Series 2004-1A, Class B1,
1.639%, due 12/19/16(1),(2),(4),(7)		1,000,000	610,000

Total Cayman Islands collateralized debt obligations			25,832,196

Netherlands — 2.08%
Cadogan Square CLO BV,
Series 1, Class C,
1.795%, due 02/01/22(2),(4),(5),(7)	EUR	2,000,000	1,470,010
Grosvenor Place CLO BV,
Series II-A, Class B,
1.346%, due 03/28/23(1),(2),(4),(7)		2,000,000	1,571,390
Prospero CLO I BV,
Series I-A, Class A2,
1.064%, due 03/20/17(1),(2),(4),(7)		$2,000,000	1,520,000

Total Netherlands collateralized debt obligations			4,561,400

Total collateralized debt obligations
(cost $19,994,235)			30,393,596

Commercial mortgage-backed securities — 6.82%
United States — 6.82%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.877%, due 04/10/49(2)		2,950,000	2,439,817
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.887%, due 12/10/49(2)		4,950,000	4,411,938
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class AM,
5.986%, due 06/10/46(2)		2,025,000	1,973,973
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class AM,
5.606%, due 12/10/49(2)		3,050,000	2,160,276
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39		1,300,000	1,160,621

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class AM,
5.464%, due 12/12/43		3,025,000	2,826,129

Total commercial mortgage-backed securities
(cost $11,912,375)			14,972,754

Mortgage & agency debt securities — 2.76%
United States — 2.76%
Banc of America Alternative Loan Trust,
Series 2006-9, Class B2,
6.250%, due 01/25/37(4)		524,199	262
Banc of America Funding Corp.,
Series 2007-4, Class NB1,
5.882%, due 06/25/37(1),(2),(4),(7)		2,661,299	27
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Class AV2,
0.504%, due 08/25/35(2)		7,171	7,121
Series 2006-AR6, Class 1B2,
5.949%, due 08/25/36(2)		2,323,083	21,114
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.649%, due 05/25/36(2)		885,407	10,541
Series 2006-7, Class B1,
5.909%, due 08/25/36(2)		552,013	5
Federal Home Loan Mortgage Corp.,
5.750%, due 09/15/10(9)	EUR	1,400,000	1,777,191
Harborview Mortgage Loan Trust,
Series 2005-3, Class 2A1A,
0.507%, due 06/19/35(2)		$214,936	137,241
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A6,
5.800%, due 10/25/36		6,492,000	2,786,582
Residential Funding Mortgage Securities I,
Series 2006-S6, Class M1,
6.000%, due 07/25/36(4)		439,945	9,288
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-8, Class 4A3,
5.538%, due 09/25/36(2)		1,500,000	1,117,716
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class LB1,
3.149%, due 07/25/37(2)		309,234	3
Series 2006-AR10, Class LB1,
3.632%, due 09/25/36(2),(4)		997,972	36,829
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class B1,
6.250%, due 03/25/37		308,284	31
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 2B1,
5.977%, due 09/25/36(2)		472,330	4,723
Series 2006-18, Class B1,
6.000%, due 12/26/36		3,882,577	153,113

Total mortgage & agency debt securities
(cost $14,943,674)			6,061,787

Municipal bond — 0.15%
California — 0.15%
State of California General Obligation Bonds
7.3000%, due 10/01/39
(cost $302,469)		300,000	330,732

US government obligations — 9.61%
US Treasury Bonds,
3.875%, due 08/15/40		300,000	318,891
4.375%, due 05/15/40		420,000	484,575
4.625%, due 02/15/40		715,000	857,777
8.000%, due 11/15/21		5,000,000	7,582,030
PO, 4.575%, due 02/15/38(10)		14,000,000	5,031,782
8.750%, due 08/15/20		3,825,000	5,938,909
US Treasury Inflation Indexed Bonds (TIPS),
1.250%, due 07/15/20		249,903	257,068
2.500%, due 01/15/29		533,069	625,690

Total US government obligations
(cost $19,103,202)			21,096,722

Non US-government obligations — 30.52%
Argentina — 2.64%
Republic of Argentina,
0.677%, due 08/03/12(2)		$24,520,000	5,541,520
Series V,
7.000%, due 03/28/11		210,000	217,140
8.280%, due 12/31/33(2)		33,978	25,484
Series 1,
8.750%, due 06/02/17		9,432	8,536
10.354%, due 12/15/35(2)		100,825	9,982

			5,802,662

Austria — 1.43%
Republic of Austria,
3.500%, due 09/15/21(1)	EUR	1,000,000	1,365,031
3.800%, due 10/20/13(1)		1,300,000	1,782,596

			3,147,627

Brazil — 1.30%
Notas do Tesouro Nacional,
Series B,
6.000%, due 05/15/45(11)	BRL	2,530,000	2,849,558

Finland — 0.89%
Government of Finland,
4.375%, due 07/04/19	EUR	1,320,000	1,959,366

France — 0.73%
Government of France,
3.750%, due 04/25/21	EUR	10,000	14,054
4.000%, due 04/25/55		1,015,000	1,591,848

			1,605,902

Germany — 6.63%
Bundesrepublik Deutschland,
4.000%, due 01/04/37		2,900,000	4,576,913
4.750%, due 07/04/28		1,040,000	1,714,653
6.250%, due 01/04/24		1,160,000	2,122,004
Bundesschatzanweisungen,
4.000%, due 09/10/10		2,600,000	3,296,497
Kreditanstalt fuer Wiederaufbau,
4.625%, due 10/12/12		640,000	874,442
5.000%, due 07/04/11		1,500,000	1,969,078

			14,553,587

Greece — 0.56%
Hellenic Republic,
2.900%, due 07/25/25(11)		1,966,509	1,225,096

Hungary — 0.80%
Hungary Government Bond,
6.500%, due 06/24/19	HUF	425,000,000	1,754,233

Italy — 2.74%
Buoni Poliennali Del Tesoro,
4.000%, due 02/01/37	EUR	3,430,000	4,021,102
6.500%, due 11/01/27		1,275,000	2,004,314

			6,025,416

Poland — 1.69%
Government of Poland,
5.750%, due 04/25/14	PLN	11,500,000	3,720,396

Qatar — 1.92%
State of Qatar,
6.400%, due 01/20/40(1)		$3,500,000	4,217,500

Russia — 2.34%
Russian Federation,
5.000%, due 04/29/20(5)		5,000,000	5,131,250

Spain — 2.15%
Government of Spain,
3.900%, due 10/31/12	EUR	1,300,000	1,701,856
4.200%, due 01/31/37		1,541,000	1,778,522
6.150%, due 01/31/13		900,000	1,238,382

			4,718,760

Turkey — 1.49%
Government of Turkey,
10.000%, due 02/15/12(11)	TRY	4,479,459	3,264,882

Venezuela — 3.21%
Republic of Venezuela,
7.750%, due 10/13/19(5)		$3,000,000	1,927,500
8.250%, due 10/13/24(5)		3,500,000	2,126,250
9.250%, due 05/07/28(5)		2,800,000	1,799,000
9.375%, due 01/13/34		1,850,000	1,193,250

			7,046,000

Total Non US-government obligations
(cost $67,501,518)			67,022,235

Supranational bonds — 1.59%
Supranational — 1.59%
European Investment Bank,
5.375%, due 10/15/12	EUR	1,600,000	2,216,582
5.625%, due 10/15/10		1,000,000	1,274,379

Total supranational bonds
(cost $3,849,131)			3,490,961

Structured note — 1.94%
Sri Lanka — 1.94%
Sri Lanka Government Bond,
7.814%, due 08/19/11(10)
(cost $4,276,819)		$4,600,000	4,255,322

Total bonds
(cost $201,018,305)			210,440,857

	Shares

Short-term investment — 1.72%
Investment company — 1.72%
UBS Cash Management Prime
Relationship Fund, 0.275%(12),(13)
(cost $3,776,267)		3,776,267	3,776,267

	Number of
	contracts

Options Purchased — 1.27%
Call Options — 0.73%
1 Year Euro-Dollar Mid Curve,
strike @ USD 98.50,
expires December 2010*		620	1,104,375
US Ultra Treasury Bond Future,
strike @ USD 146.00,
expires November 2010*		42	220,500
US Ultra Treasury Bond Future,
strike @ USD 147.00,
expires November 2010*		57	274,312

			1,599,187

Put Options — 0.05%
2 Year Euro-Dollar Mid Curve,
strike @ USD 98.125,
expires September 2010*		500	6,250
2 Year Euro-Dollar Mid Curve,
strike @ USD 98.25,
expires September 2010*		500	9,375
3 Month Sterling Interest Rate Futures,
strike @ GBP 98.75,
expires March 2011*		250	25,161
5 Year US Treasury Notes,
strike @ USD 119.00,
expires September 2010*		220	29,219
90 Day Euro-Dollar Futures,
strike @ USD 96.00,
expires March 2011*		226	1,413
90 Day Euro-Dollar Futures,
strike @ USD 99.25,
expires December 2010*		400	42,500
90 Day Euro-Dollar Futures,
strike @ USD 99.50,
expires September 2010*		692	4,325

			118,243

	Notional
	amount

Payer Options Purchased on Interest Rate Swaps — 0.04%
Expiring 04/27/11. If exercised the Fund
pays semi-annually 4.035% and
receives quarterly floating 6 month
LIBOR GBP, terminating 04/27/18.
European style. Counterparty:
Deutsche Bank AG*	$10,000,000	24,502
Expiring 06/10/13. If exercised the Fund
pays semi-annually 1.990% and
receives quarterly floating 3 month
LIBOR USD, terminating 06/08/11. European style. Counterparty:
Deutsche Bank AG*	50,000,000	65,046
Receiver Options Purchased on Interest Rate Swaps — 0.45%
Expiring 06/10/13. If exercised the Fund
pays quarterly floating 3 month
LIBOR USD and receives semi-annually
1.990%, terminating 06/08/11. European style.
Counterparty: Deutsche Bank AG*	50,000,000	979,708

		1,069,256

Total options purchased
(cost $2,565,060)		2,786,686

Total investments(14) — 98.83%
(cost $207,359,632)		217,003,810
Cash and other assets, less liabilities — 1.17%		2,568,792

Net assets — 100.00%		$219,572,602

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same for book purposes, and net unrealized appreciation consisted of:

Gross unrealized appreciation	$26,736,963
Gross unrealized depreciation	(17,092,785)

Net unrealized appreciation of investments	$9,644,178

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the value of these securities amounted to $45,438,132 or 20.69% of net assets.
(2)	Floating rate security — The interest rates shown are the current rates as of August 31, 2010.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security is illiquid. At August 31, 2010, the value of these securities amounted to $38,158,722 or 17.39% of net assets.
(5)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At August 31, 2010, the value of these securities amounted to $16,040,367 or 7.31%.
(6)	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

(7)	These securities, which represent 13.87% of net assets as of August 31, 2010, is considered restricted. (See restricted securities table below for more information.)

			Acquisition		08/31/10
			cost as a	08/31/10	Market value
	Acquisition	Acquisition	percentage of	Market	as a percentage
Restricted securities	dates	cost	net assets	value	of net assets

Apidos CDO,
Series 2007-CA, Class A2B,
0.696%, due 05/14/20	11/06/08	$1,020,000	0.46%	$1,460,000	0.66%
Atrium CDO Corp.,
Series 5A, Class A2B,
0.665%, due 07/20/20	11/17/08	1,040,200	0.47	1,525,000	0.69
BlueMountain CLO Ltd.,
Series 2005-1A, Class A2,
0.746%, due 11/15/17	11/12/08	1,130,000	0.51	1,684,800	0.77
Cadogan Square CLO BV,
Series 1, Class C,
1.795%, due 02/01/22	05/22/09	261,950	0.12	1,470,010	0.67
Carlyle High Yield Partners,
Series 2006-8A, Class B,
0.719%, due 05/21/21	11/20/08	1,003,125	0.46	1,913,000	0.87
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1LB,
0.751%, due 05/10/21	09/30/09	1,731,250	0.80	1,856,500	0.85
Foxe Basin CLO Ltd.,
Series 2003-1A, Class A2,
1.437%, due 12/15/15	04/23/10	905,000	0.41	905,000	0.41
Gannett Peak CLO Ltd.,
Series 2006-1A, Class A2,
0.853%, due 10/27/20	06/03/09	988,500	0.45	1,490,000	0.68
Grosvenor Place CLO BV,
Series II-A, Class B,
1.346%, due 03/28/23	06/12/09	814,500	0.37	1,571,390	0.72
Gulf Stream Compass CLO Ltd.,
Series 2007-1A, Class C,
2.488%, due 10/28/19	04/02/09	129,500	0.06	878,500	0.40
Halcyon Loan Investors CLO Ltd.,
Series 2007-2A, Class A1J,
0.818%, due 04/24/21	11/06/08	1,020,000	0.46	1,470,400	0.67
ING Investment Management,
Series 2006-3A, Class A2B,
0.866%, due 12/13/20	11/20/08	942,500	0.43	1,590,000	0.72
Limerock CLO,
Series 2007-1A, Class A4,
0.848%, due 04/24/23	11/06/08	900,000	0.41	1,280,000	0.58
Mountain View Funding CLO,
Series 2007-3A, Class A2,
0.866%, due 04/16/21	10/30/08	1,362,500	0.62	1,912,500	0.87
Series 2006-2A, Class B,
0.928%, due 01/12/21	10/30/08	1,350,000	0.61	2,190,000	1.00
Prospero CLO I BV,
Series I-A, Class A2,
1.064%, due 03/20/17	10/29/09	1,520,000	0.70	1,520,000	0.69
Rockwall CDO Ltd.,
Series 2007-1A, Class A1LB,
1.016%, due 08/1/24	10/21/08	1,240,000	0.56	2,000,000	0.91
Sargas CLO Ltd.,
Series 2006-1A, Class A2,
0.771%, due 10/20/18	06/17/09	1,221,371	0.56	1,598,496	0.73
Trimaran CLO Ltd.,
Series 2007-1A, Class A2L,
0.907%, due 06/15/21	11/12/08	880,000	0.40	1,468,000	0.67
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/19/07	1,025,000	0.47	57,500	0.03
Wind River CLO Ltd.,
Series 2004-1A, Class B1,
1.639%, due 12/19/16	03/09/09	104,000	0.05	610,000	0.28

		$20,589,396	9.38%	$30,451,096	13.87%

(8)	Security is in default.
(9)	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(10)	Rate shown reflects annualized yield at August 31, 2010 on zero coupon bond.
(11)	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
(12)	The table below details the Fund’s investments in a security issued by a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Income
earned from
		Purchases	Sales during		affiliate for
		during the	the nine		the nine
		nine months	months		months
	Value	ended	ended	Value	ended
Security description	11/30/09	08/31/10	08/31/10	08/31/10	08/31/10

UBS Cash Management Prime Relationship Fund	$3,869,654	$111,991,308	$112,084,695	$3,776,267	$14,052

(13)	The rate shown reflects the yield at August 31, 2010.
(14)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company as provided by such other entity. Pursuant to the Fund’s adoption of use of the practical expedient within ASC Topic 820 that is effective for interim periods ending after December 15, 2009, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
GE	General Electric
LIBOR	London Interbank Offered Rate
PO	Principal only security — This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.
REIT	Real estate investment trust
TIPS	Treasury inflation protected securities ("TIPS") are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Currency type abbreviations:
BRL	Brazilian Real
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
MYR	Malaysian Ringgit
PLN	Polish Zloty
TRY	Turkish Lira
USD	United States Dollar

Forward foreign currency contracts

Strategic Global Income Fund, Inc. had the following open forward foreign currency contracts as of August 31, 2010:

						Unrealized
					Maturity	appreciation/
Counterparty	Contracts to deliver		In exchange for		dates	(depreciation)

Barclays Bank plc	GBP	9,515,000	USD	14,423,418	09/02/10	$(169,263)
Barclays Bank plc	USD	8,659,041	AUD	10,415,000	09/02/10	607,184
Barclays Bank plc	USD	7,425,000	CAD	7,904,551	09/02/10	(12,283)
Barclays Bank plc	USD	7,339,707	GBP	4,915,000	09/02/10	198,183
Citigroup Global Markets Ltd.	KRW	460,917,700	USD	393,241	09/07/10	8,897
Credit Suisse First Boston	BRL	14,169,150	USD	8,073,590	09/08/10	15,790
Credit Suisse First Boston	TRY	11,378,000	USD	7,460,984	09/07/10	16,488
Credit Suisse First Boston	USD	6,041,010	BRL	11,659,150	09/08/10	589,387
Credit Suisse First Boston	USD	7,938,939	BRL	14,209,150	12/07/10	(8,192)
Credit Suisse First Boston	USD	3,778,676	TRY	6,078,000	09/07/10	198,090
Credit Suisse First Boston	USD	7,343,488	TRY	11,378,000	12/07/10	(16,452)
Deutsche Bank AG	MYR	24,220,000	USD	7,266,727	09/07/10	(448,456)
Deutsche Bank AG	PLN	12,000,000	USD	3,604,794	09/07/10	(191,195)
Deutsche Bank AG	PLN	12,000,000	USD	3,758,692	12/07/10	(12,822)
Deutsche Bank AG	USD	1,356,244	BRL	2,510,000	09/08/10	71,159
Deutsche Bank AG	USD	6,383,623	MXN	83,335,000	09/07/10	(73,614)
Deutsche Bank AG	USD	3,782,506	PLN	12,000,000	09/07/10	13,484
Deutsche Bank AG	USD	6,114,261	ZAR	47,240,000	09/07/10	285,533
Goldman Sachs International	AUD	11,075,000	CHF	10,458,455	09/02/10	447,931
Goldman Sachs International	AUD	10,865,000	USD	9,714,614	09/02/10	48,023
Goldman Sachs International	BRL	7,910,000	USD	4,459,820	09/08/10	(38,488)
Goldman Sachs International	BRL	460,000	USD	257,002	12/07/10	256
Goldman Sachs International	GBP	14,188,108	EUR	17,340,000	09/02/10	214,523
Goldman Sachs International	HUF	438,870,000	USD	1,928,929	12/07/10	12,070
Goldman Sachs International	KRW	768,196,200	USD	655,597	09/07/10	15,025
Goldman Sachs International	KRW	768,196,200	USD	636,477	12/07/10	(932)
Goldman Sachs International	MYR	12,605,000	USD	3,986,275	12/08/10	(4,937)
Goldman Sachs International	MXN	141,900,000	USD	10,948,019	09/07/10	203,551
Goldman Sachs International	MXN	142,500,000	USD	10,713,077	12/07/10	24,196
Goldman Sachs International	PLN	12,000,000	USD	3,758,692	12/07/10	(12,822)
Goldman Sachs International	ZAR	80,490,000	USD	10,862,348	09/07/10	(41,957)
Goldman Sachs International	CHF	9,850,437	AUD	11,075,000	09/02/10	150,953
Goldman Sachs International	CHF	11,850,508	CAD	11,810,000	09/02/10	(597,340)
Goldman Sachs International	CHF	7,939,281	USD	7,355,000	09/02/10	(465,026)
Goldman Sachs International	USD	4,200,733	BRL	7,450,000	09/08/10	35,979
Goldman Sachs International	USD	261,981	BRL	460,000	09/08/10	(385)
Goldman Sachs International	USD	380,979	BRL	685,000	12/07/10	1,350
Goldman Sachs International	USD	1,177,950	EUR	910,000	09/02/10	(24,753)
Goldman Sachs International	USD	1,948,801	HUF	438,870,000	09/07/10	(12,572)
Goldman Sachs International	USD	639,630	KRW	768,196,200	09/07/10	942
Goldman Sachs International	USD	4,499,471	MXN	58,565,000	09/07/10	(65,011)
Goldman Sachs International	USD	5,268,893	MXN	67,700,000	12/07/10	(190,736)
Goldman Sachs International	USD	4,004,766	MYR	12,605,000	09/07/10	10,506
Goldman Sachs International	USD	3,758,692	PLN	12,000,000	12/07/10	12,822
Goldman Sachs International	USD	10,282,943	RUB	318,000,000	09/07/10	23,251
Goldman Sachs International	USD	3,282,750	TRY	5,300,000	09/07/10	184,980
Goldman Sachs International	USD	4,229,742	ZAR	33,250,000	09/07/10	274,770
Goldman Sachs International	USD	10,703,742	ZAR	80,490,000	12/07/10	39,426
HSBC Bank, N.A.	EUR	27,375,000	USD	33,466,622	09/02/10	(1,224,347)
HSBC Bank, N.A.	GBP	11,185,000	USD	17,360,294	12/02/10	216,585
HSBC Bank, N.A.	USD	17,367,110	GBP	11,183,108	09/02/10	(216,136)
HSBC Bank, N.A.	USD	17,358,152	JPY	1,548,000,000	09/02/10	1,068,226
HSBC Bank, N.A.	USD	10,163,042	NOK	67,570,000	09/02/10	549,857
HSBC Bank, N.A.	USD	1,344,103	SEK	10,400,000	09/02/10	62,909

JPMorgan Chase Bank	AUD	450,000	USD	394,774	12/02/10	(1,270)
JPMorgan Chase Bank	CAD	315,000	USD	291,557	09/02/10	(3,843)
JPMorgan Chase Bank	HUF	438,870,000	USD	1,931,816	09/07/10	(4,413)
JPMorgan Chase Bank	KRW	768,196,200	USD	655,569	09/07/10	14,997
JPMorgan Chase Bank	KRW	3,123,795,900	USD	2,603,163	09/07/10	(1,664)
JPMorgan Chase Bank	MYR	11,615,000	USD	3,681,458	12/08/10	3,717
JPMorgan Chase Bank	RUB	318,000,000	USD	10,348,194	09/07/10	42,001
JPMorgan Chase Bank	USD	399,054	AUD	450,000	09/02/10	1,311
JPMorgan Chase Bank	USD	1,557,707	EUR	1,260,000	09/02/10	39,029
JPMorgan Chase Bank	USD	4,151,256	GBP	2,895,000	09/02/10	288,660
JPMorgan Chase Bank	USD	10,877,090	INR	518,500,000	12/07/10	(2,514)
JPMorgan Chase Bank	USD	4,246,357	KRW	5,121,106,000	09/07/10	23,960
JPMorgan Chase Bank	USD	2,590,212	KRW	3,123,795,900	12/07/10	1,751
JPMorgan Chase Bank	USD	3,698,573	MYR	11,615,000	09/07/10	1,338
JPMorgan Chase Bank	USD	10,878,846	RON	36,950,000	12/07/10	(55,449)
Morgan Stanley & Co. Inc.	KRW	768,196,200	USD	655,318	09/07/10	14,745
Morgan Stanley & Co. Inc.	USD	2,015,839	EUR	1,565,000	09/02/10	(32,593)
Skandinaviska Enskilda Banken AB	JPY	563,099,280	NOK	42,060,000	09/02/10	(34,354)
Skandinaviska Enskilda Banken AB	NOK	17,654,207	CHF	2,887,000	09/07/10	45,521
Skandinaviska Enskilda Banken AB	CHF	2,887,000	NOK	17,791,340	09/07/10	(23,785)
Skandinaviska Enskilda Banken AB	CHF	22,695,000	NOK	140,581,908	12/02/10	(192,539)
Royal Bank of Scotland	EUR	24,055,000	USD	30,542,634	09/02/10	58,935
Royal Bank of Scotland	USD	30,537,221	EUR	24,055,000	12/02/10	(56,008)
Royal Bank of Scotland	USD	13,810,522	SEK	110,730,000	09/02/10	1,170,098
State Street Bank & Trust	CAD	7,930,000	JPY	663,526,890	09/02/10	461,607
State Street Bank & Trust	CAD	19,399,551	USD	19,123,409	09/02/10	930,929
State Street Bank & Trust	GBP	4,110,000	USD	6,160,812	09/02/10	(142,490)
State Street Bank & Trust	JPY	654,661,150	CAD	7,930,000	09/02/10	(356,075)
State Street Bank & Trust	JPY	1,508,866,460	USD	17,823,082	09/02/10	(137,476)
State Street Bank & Trust	NOK	109,630,000	USD	18,183,326	09/02/10	802,017
State Street Bank & Trust	SEK	121,130,000	USD	16,902,159	09/02/10	514,527
State Street Bank & Trust	USD	8,790,000	CAD	9,367,064	12/02/10	(19,925)
State Street Bank & Trust	USD	18,245,764	CHF	19,181,772	09/02/10	647,880
State Street Bank & Trust	USD	39,860,516	EUR	30,355,000	09/02/10	(1,393,143)
State Street Bank & Trust	USD	13,956,768	GBP	8,820,000	09/02/10	(429,975)
State Street Bank & Trust	USD	5,974,668	JPY	515,100,000	09/02/10	156,745
State Street Bank & Trust	USD	17,841,602	JPY	1,508,900,000	12/02/10	137,931

Net unrealized appreciation on forward foreign currency contracts						$4,244,790

Currency type abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Futures contracts
Strategic Global Income Fund, Inc. had the following open futures contracts as of August 31, 2010:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Ultra Bond Futures, 278 contracts (USD)	December 2010	$39,107,227	$40,197,062	$1,089,835
2 Year US Treasury Notes, 972 contracts (USD)	December 2010	213,015,239	213,004,688	(10,551)
US Treasury futures sell contracts:
5 Year US Treasury Notes, 50 contracts (USD)	September 2010	(5,999,891)	(6,053,516)	(53,625)
5 Year US Treasury Notes, 173 contracts (USD)	December 2010	(20,774,587)	(20,815,414)	(40,827)
10 Year US Treasury Notes, 70 contracts (USD)	September 2010	(8,679,848)	(8,855,000)	(175,152)
Interest rate futures sell contracts:
Japanese 10 Year Bond, 6 contracts (JPY)	September 2010	(10,048,417)	(10,212,355)	(163,938)

Net unrealized appreciation on futures contracts				$645,742

Currency type abbreviations:
JPY	Japanese Yen
USD	United States Dollar

Swap Agreements
Strategic Global Income Fund, Inc. had outstanding interest rate swap agreements with the following terms as of August 31, 2010:

								Upfront
						Payments		payments		Unrealized
			Termination	Payments made		received by the		(made)/		appreciation/
Counterparty	Notional amount		dates	by the Fund(1)		Fund(1)		received	Value	(depreciation)

Citibank, N.A.	EUR	83,450,000	10/12/12	—	%(2)	1.5520%		$—	$551,981	$551,981
Citibank, N.A.	EUR	37,970,000	04/13/15	0.9520	(3)	2.4430		—	1,933,092	1,933,092
Citibank, N.A.	EUR	70,900,000	10/12/15	2.2100		—	(2)	—	(1,908,942)	(1,908,942)
Citibank, N.A.	EUR	19,700,000	04/13/20	3.3300		0.9520	(3)	—	(2,440,089)	(2,440,089)
Citibank, N.A.	EUR	19,100,000	10/12/20	—	(2)	2.9700		—	1,302,930	1,302,930
Citibank, N.A.	MYR	7,300,000	11/23/14	2.9200	(4)	3.7050		—	19,199	19,199
Citibank, N.A.	USD	42,400,000	11/24/18	0.2644	(5)	0.3292	(6)	—	144,309	144,309
Citibank, N.A.	USD	13,768,000	02/15/36	4.6680		0.3763	(6)	—	(3,948,193)	(3,948,193)
Deutsche Bank AG	AUD	8,570,000	09/21/19	4.6383	(7)	5.9700		35,100	476,302	511,402
Deutsche Bank AG	AUD	4,580,000	09/21/39	5.6200		4.6383	(7)	(64,326)	(378,424)	(442,750)
Deutsche Bank AG	GBP	29,840,000	04/13/15	2.9375		0.8869	(8)	—	(2,389,740)	(2,389,740)
Deutsche Bank AG	GBP	16,530,000	04/13/20	0.8869	(8)	3.8660		—	2,418,760	2,418,760
Deutsche Bank AG	INR	204,100,000	08/30/15	7.0500		—	(9)	—	(22,611)	(22,611)
Deutsche Bank AG	USD	125,000,000	09/30/12	0.7690		—	(10)	—	(19,176)	(19,176)
Deutsche Bank AG	USD	8,958,000	02/15/36	4.5450		0.3763	(6)	—	(2,368,889)	(2,368,889)
Goldman Sachs International	USD	125,000,000	09/30/12	0.7458		—	(10)	—	(69,467)	(69,467)
JPMorgan Chase Bank	USD	42,300,000	11/24/18	0.2654	(5)	0.3292	(6)	—	127,396	127,396
Merrill Lynch International	CAD	22,560,000	06/18/15	3.0200		0.8643	(11)	—	(1,120,326)	(1,120,326)
Merrill Lynch International	CAD	14,250,000	03/09/19	3.3960		0.8329	(11)	(4,817)	(930,590)	(935,407)
Merrill Lynch International	CAD	12,720,000	06/18/20	0.8643	(11)	3.7880		—	1,026,092	1,026,092
Merrill Lynch International	CAD	8,680,000	03/09/29	0.8329	(11)	4.1880		23,580	745,267	768,847
Merrill Lynch International	JPY	6,427,000,000	06/18/12	0.4450	(12)	0.4738		—	60,389	60,389
Merrill Lynch International	JPY	4,325,000,000	06/18/15	0.6600		0.4450	(12)	—	(378,504)	(378,504)
Merrill Lynch International	JPY	1,057,000,000	06/18/20	0.4450	(12)	1.3013		—	346,819	346,819
Merrill Lynch International	USD	84,700,000	11/24/10	0.3292	(6)	0.3794	(5)	—	7,256	7,256
Merrill Lynch International	USD	84,700,000	11/24/11	—	(10)	0.1600	(5)	—	78,083	78,083

								$(10,463)	$(6,737,076)	$(6,747,539)

(1)	Payments made or received are based on the notional amount.
(2)	Rate based on 6 month EURIBOR. This is a forward starting trade and, as such, a floating rate has not been assigned as of August 31, 2010.
(3)	Rate based on 6 month EURIBOR.
(4)	Rate based on 3 month KLIBOR.
(5)	Rate based on 1 month LIBOR (USD BBA).
(6)	Rate based on 3 month LIBOR (USD BBA).
(7)	Rate based on 6 month BBSW.
(8)	Rate based on 6 month LIBOR (GBP BBA).
(9)	Rate based on 6 month MIBOR. This is a forward starting trade and, as such, a floating rate has not been assigned as of August 31, 2010.
(10)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not been assigned as of August 31, 2010.
(11)	Rate based on 3 month Canadian Bankers’ Acceptance Rate.
(12)	Rate based on 6 month LIBOR (JPY BBA).

BBA	British Banking Association
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
EURIBOR	Euro Interbank Offered Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
INR	Indian Rupee
JPY	Japanese yen
MYR	Malaysian Ringgit
USD	United States Dollar

Strategic Global Income Fund, Inc. had outstanding credit default swap agreements with the following terms as of August 31, 2010:

Credit default swaps on sovereign issues — buy protection(1)

				Payments	Payments		Upfront
			Termination	made by the	received by the		payments		Unrealized	Credit
Counterparty	Notional amount		dates	Fund	Fund		(made)/received	Value	appreciation	Spread(2)

Deutsche Bank AG	USD	4,350,000	09/20/20	— (3)	5.0000	%(4)	$(1,098,399)	$1,288,617	$190,218	11.480%

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Venezuela 9.250% bond, due 09/15/27.
(4)	Payments received are based on the notional amount.

Currency type abbreviation:
USD	United States Dollar

Credit default swaps on sovereign issues — sell protection(1)

				Payments		Payments		Upfront		Unrealized
			Termination	made by the		received by the		payments		appreciation/	Credit
Counterparty	Notional amount		dates	Fund		Fund		(made)/received	Value	(depreciation)	Spread(2)

Credit Suisse International	USD	1,550,000	03/20/11	—	(3)	1.0000	%(4)	$6,385	$(9,918)	$(3,533)	2.508%
Credit Suisse International	USD	2,150,000	03/20/11	—	(5)	5.0000	(4)	96,511	10,474	106,985	5.909
Credit Suisse International	USD	4,000,000	05/20/12	—	(6)	3.3000	(4)	—	85,884	85,884	2.611
JPMorgan Chase Bank	USD	10,000,000	03/20/15	—	(7)	1.0000	(4)	(125,825)	293,049	167,224	0.441

								$(22,929)	$379,489	$356,560

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Bulgaria 8.250% bond, due 01/15/15.
(4)	Payments received are based on the notional amount.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Argentinian Government 8.280% bond, due 12/31/33.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Development Bank of Kazakhstan 7.375% bond, due 11/12/13.
(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Government of Japan 2.000% bond, due 03/21/22.

Currency type abbreviation:
USD	United States Dollar

Strategic Global Income Fund, Inc. had outstanding currency swap agreements with the following terms as of August 31, 2010:

										Upfront
										payments		Unrealized
	Pay	Pay	Receive	Receive	Termination	Pay		Receive		(made)/		appreciation/
Counterparty	currency	contracts	currency	contracts	dates	rate		rate		received	Value	(depreciation)

Citibank, N.A.	AUD	16,599,066	USD	14,748,270	02/25/40	4.6200	%(1)	0.3175	%(2)	$(1,187,730)	$ (178,452)	$(1,366,182)
Deutsche Bank AG	EUR	15,642,052	USD	21,500,000	03/16/20	0.5765	(3)	0.5371	(2)	—	1,558,800	1,558,800
Deutsche Bank AG	USD	21,500,000	EUR	15,642,052	03/16/40	0.5371	(2)	0.7515	(3)	—	(1,260,608)	(1,260,608)
Merill Lynch International	CAD	21,688,494	USD	21,325,953	03/16/40	0.7764	(4)	0.5371	(2)	—	972,035	972,035
Merill Lynch International	USD	14,748,270	AUD	16,599,066	02/25/20	0.3175	(2)	5.1125	(1)	1,187,730	168,305	1,356,035
Merill Lynch International	USD	21,325,953	CAD	21,688,494	03/16/20	0.5371	(2)	0.9814	(4)	—	(876,745)	(876,745)

										$ 0	$ 383,335	$ 383,335

(1)	Rate based on 3 month BBSW.
(2)	Rate based on 3 month LIBOR (USD BBA).
(3)	Rate based on 3 month EURIBOR.
(4)	Rate based on 3 month Canadian Bankers’ Acceptance.

BBA	British Bank Association
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Options written
Strategic Global Income Fund, Inc. had the following open options written as of August 31, 2010:

	Expiration	Premiums
	dates	received	Value

Call options
10 Year US Treasury Notes, 126 contracts, strike @ USD 126.00	November 2010	$129,669	$192,937
10 Year US Treasury Notes, 171 contracts, strike @ USD 126.50	November 2010	210,727	221,766
2 Year Euro-Dollar Mid Curve, 620 contracts, strike @ USD 97.38	December 2010	286,218	1,763,125
Put options
2 Year Euro-Dollar Mid Curve, 500 contracts, strike @ USD 97.88	September 2010	60,750	3,125
30 Year US Treasury Bonds, 50 contracts, strike @ USD 129.00	September 2010	63,956	18,750
90 Day Euro-Dollar Futures, 200 contracts, strike @ USD 99.25	March 2011	39,300	45,000
90 Day Euro-Dollar Time Deposit, 642 contracts, strike @ USD 99.25	September 2010	90,103	4,012
90 Day Euro-Dollar Time Deposit, 200 contracts, strike @ USD 98.75	March 2011	166,800	22,500
US Ultra Treasury Bond Future, 20 contracts, strike @ USD 133.00	September 2010	52,768	5,938

Receiver options written on interest rates swaps
Expiring 06/10/12. If exercised the Fund pays quarterly floating 3 month
LIBOR USD and receives semi-annually 1.550%, terminating 06/08/11. European style.
Counterparty: Merrill Lynch International, Notional Amount USD 98,500,000.	June 2012	410,006	856,567
Expiring 06/10/12. If exercised the Fund pays semi-annually 1.550% and receives quarterly floating 3 month LIBOR USD, terminating 06/08/11. European style.
Counterparty: Merrill Lynch International, Notional Amount USD 98,500,000.	June 2012	410,006	64,856

Total options written		$1,920,303	$3,198,576

Currency type abbreviations:
USD	United States Dollar

Written option activity for the nine months ended August 31, 2010 for Strategic Global Income Fund, Inc. was as follows:

		Amount of
	Number of	premiums
	contracts	received

Options outstanding at November 30, 2009	5,679	$2,023,413
Options written	16,523	3,882,976
Options terminated in closing purchase transactions	(19,673)	(4,806,098)
Options expired prior to exercise	–	–

Options outstanding at August 31, 2010	2,529	$1,100,291

Swaption activity for the nine months ended August 31, 2010 for Strategic Global Income Fund, Inc. was as follows:

		Amount of
	Notional	premiums
	amount	received

Swaptions outstanding at November 30, 2009	$–	$–
Swaptions written	372,500,000	1,526,125
Swaptions terminated in closing purchase transactions	(15,500,000)	(294,113)
Swaptions expired prior to exercise	(160,000,000)	(412,000)

Swaptions outstanding at August 31, 2010	$197,000,000	$820,012

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments:

Measurements at 08/31/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$–	$48,029,492	$7,603,602	$55,633,094
Asset-backed securities	–	7,183,654	–	7,183,654
Collateralized debt obligations	–	–	30,393,596	30,393,596
Commercial mortgage-backed
securities	–	14,972,754	–	14,972,754
Mortgage & agency debt securities	–	6,061,787	–	6,061,787
Municipal bond	–	330,732	–	330,732
US government obligations	–	21,096,722	–	21,096,722
Non US-government obligations	–	67,022,235	–	67,022,235
Supranational bonds	–	3,490,961	–	3,490,961
Structured note	–	4,255,322	–	4,255,322
Short-term investment	–	3,776,267	–	3,776,267
Purchased options	2,786,686	–	–	2,786,686
Other financial instruments(1)	(2,552,834)	(440,845)	–	(2,993,679)

Total	$233,852	$175,779,081	$37,997,198	$214,010,131

(1)	Other financial instrument includes futures contracts, swap agreements, written options, and forward foreign currency contracts.

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair measurements that fell in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010.

Level 3 rollforward disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Measurements using unobservable inputs (Level 3)

	Corporate bonds	Collateralized debt obligations	Total

Assets
Beginning balance	$6,981,339	$28,259,795	$35,241,134
Total gains or losses (realized/unrealized) included in earnings	622,263	1,228,801	1,851,064
Purchases,sales, issuances, and settlements (net)	–	905,000	905,000
Transfers in and/or out of Level 3	–	–	–

Ending balance	$7,603,602	$30,393,596	$37,997,198

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 08/31/10.	$647,263	$1,210,198	$1,857,461

Industry diversification (unaudited)
As a percentage of net assets as of August 31, 2010

Bonds
Corporate bonds
Aerospace & defense	0.19%
Auto parts & equipment	0.16
Automobiles	0.06
Biotechnology	0.06
Building materials	0.25
Capital markets	0.25
Chemicals	0.16
Commercial banks	4.98
Commercial services & supplies	0.72
Computers & peripherals	0.05
Consumer finance	0.05
Containers & packaging	0.03
Diversified financial services	3.17
Diversified telecommunication services	1.12
Electric utilities	2.27
Food & staples retailing	0.38
Food products	0.06
Health care providers & services	0.15
Health services	0.12
Hotels, restaurants & leisure	0.51
Household durables	0.61
Independent power producers & energy traders	0.03
Insurance	0.69
Internet software & services	0.30
Leisure equipment & products	0.15
Machinery	0.06
Media	1.32
Metals & mining	0.17
Multi-utilities	0.30
Oil, gas & consumable fuels	1.15
Paper & forest products	0.16
Real estate investment trust (REIT)	0.23
Real estate management & development	3.44
Road & rail	0.05
Semiconductors & semiconductor equipment	0.04
Specialty retail	0.02
Textiles, apparel & luxury goods	0.01
Tobacco	0.35
Trading companies & distributors	0.11
Wireless telecommunication services	1.41

Total corporate bonds	25.34%
Asset-backed securities	3.27
Collateralized debt obligations	13.84
Commercial mortgage-backed securities	6.82
Mortgage & agency debt securities	2.76
Municipal bond	0.15
US government obligations	9.61
Non US-government obligation	30.52
Supranational bonds	1.59
Structured note	1.94

Total bonds	95.84%
Short-term investment	1.72
Options purchased	1.27

Total investments	98.83%
Cash and other assets, less liabilities	1.17

Net assets	100.00%

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated May 31, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 29, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	October 29, 2010